Long-Term Investments - Additional Information (Detail) - TAP Bond - EUR (€) € in Thousands			6 Months Ended
	Sep. 21, 2016	Mar. 14, 2016	Sep. 20, 2016
Disclosure of short and long term investments [Line Items]
Bonds issued		€ 90,000
Maturity from the issuance of the bond		10 years
Maximum
Disclosure of short and long term investments [Line Items]
Effective interest rate	7.50%
Minimum
Disclosure of short and long term investments [Line Items]
Effective interest rate			3.75%